Depreciation Amortization and Impairment - Schedule of Respective Authorizations were Obtained in Brazil, Chile and Colombia, Recording and Allocating Goodwill (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Disclosure of geographical areas [line items]
Goodwill impairment		$ 651,825
Chile [member]
Disclosure of geographical areas [line items]
Goodwill impairment	$ 412,356	412,356
Recoverable Amount / Carrying Value	86.81%
Colombia [member]
Disclosure of geographical areas [line items]
Goodwill impairment	$ 239,469	$ 239,469
Recoverable Amount / Carrying Value	62.50%